Operating Leases - Rental Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Rental income	¥ 373,260	¥ 291,693	¥ 178,761